Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Feb. 24, 2013
Redemption Preference for Preferred Shares

The projected redemption preference for the Series A preferred shares and Series B preferred shares for the next five fiscal years is presented in the table below:

	2014	2015	2016	2017	2018
Series A	$127,358	$137,547	$148,551	$160,435	$173,269

Series B	$68,557	$74,041	$79,695	$86,362	$93,271